Fees Summary	Sep. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 138,000,000
Previously Paid Amount	0
Total Fee Amount	19,057.8
Total Offset Amount	0
Net Fee	$ 19,057.8
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A